Revenue - Disaggregated revenue (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	¥ 7,632,467	¥ 16,994,025	¥ 11,473,208	¥ 10,085,649
Sales of lifestyle and pop toy products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,921,694	15,441,214	10,357,235	8,997,662
Retail sales in self-operated stores
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,004,114	3,158,895	990,048	555,226
Product sales to franchisees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,857,191	7,923,836	5,960,518	5,499,267
Sales to offline distributors
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,660,860	3,369,238	2,612,742	2,072,061
Online sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	355,380	941,055	706,397	651,039
Other sales channels
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	44,149	48,190	87,530	220,069
License fees, sales-based royalties, and sales-based management and consultation service fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	426,369	869,182	687,575	685,394
License fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	37,074	96,836	84,711	109,166
Sales-based royalties
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	66,113	131,402	102,089	97,453
Sales-based management and consultation service fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	323,182	640,944	500,775	478,775
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	284,404	683,629	428,398	402,593
Timing of revenue recognition
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,632,467	16,994,025	11,473,208	10,085,649
Point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,195,509	16,101,797	10,619,987	9,321,490
Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	¥ 436,958	¥ 892,228	¥ 853,221	¥ 764,159